SEGMENT INFORMATION - Capital Expenditures (Details) - Operating segment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Capital Expenditures	$ 47.6	$ 64.6	$ 36.7
Americas
Segment Reporting Information [Line Items]
Capital Expenditures	23.5	23.6	13.8
Asia Pacific
Segment Reporting Information [Line Items]
Capital Expenditures	11.3	14.5	8.9
Europe, Middle East, & Africa
Segment Reporting Information [Line Items]
Capital Expenditures	10.0	21.7	13.4
Corporate and other
Segment Reporting Information [Line Items]
Capital Expenditures	$ 2.8	$ 4.8	$ 0.6